Comparative information 2021 - Summary of Net Fair Value Change on for Account of Policyholder Financial Assets at Fair Value Through Profit or Loss (Detail) - Previously Reported [Member] - IFRS4 and IAS39 [member]
€ in Millions
12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	€ 22,539
Shares [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	2,661
Debt securities and money market investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	(557)
Unconsolidated Investment Funds [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	20,833
Derivatives [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	€ (398)